Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the Fiscal Years ended September 30,
	2024	2023	2022

Current	$504,591	$530,819	$98,973
Deferred	(123,962)	(20,149)	(94,946)
Provision for income taxes	$380,629	$510,670	$4,027

Schedule of income tax expense reconciliation

	For the Fiscal Years ended September 30,
	2024	2023	2022

Income before income tax	$1,343,369	$2,020,002	$(195)
Cayman Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	373,655	505,000	(49)
Tax effect of non-deductible expenditure	130,936	25,819	99,022
Deferred income tax expense	(123,962)	(20,149)	(94,946)
Income tax expense	$380,629	$510,670	$4,027

Schedule of deferred tax assets

	September 30, 2024	September 30, 2023

Allowance for credit losses	$30,716	$85,185
Impairment	168,428	1,115
Accrued expenses	72,338	52,419
Deferred tax assets, net	$271,482	$138,719

Schedule of taxes payable

	September 30, 2024	September 30, 2023

VAT taxes payable	$534,210	$368,947
Income taxes payable	1,256,580	710,438
Other taxes payable	11,600	3,485
Totals	$1,802,390	$1,082,870